Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

May 31, 2021

AMOR-QTLY-0721
1.804866.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 119.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 22.8%
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (a)(b)	25	27
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (a)(b)	18	18
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (a)(b)	19	20
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (a)(b)	5	5
12 month U.S. LIBOR + 1.620% 2.383% 5/1/36 (a)(b)	62	65
12 month U.S. LIBOR + 1.670% 2.223% 11/1/36 (a)(b)	8	8
12 month U.S. LIBOR + 1.680% 1.935% 4/1/36 (a)(b)	41	44
12 month U.S. LIBOR + 1.710% 2.377% 8/1/35 (a)(b)	63	66
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (a)(b)	20	21
12 month U.S. LIBOR + 1.730% 2.408% 5/1/36 (a)(b)	6	6
12 month U.S. LIBOR + 1.750% 2.241% 7/1/35 (a)(b)	6	6
12 month U.S. LIBOR + 1.750% 2.411% 8/1/41 (a)(b)	17	18
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (a)(b)	35	37
12 month U.S. LIBOR + 1.800% 2.385% 12/1/40 (a)(b)	543	575
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (a)(b)	29	30
U.S. TREASURY 1 YEAR INDEX + 1.720% 2.1% 7/1/35 (a)(b)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (a)(b)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (a)(b)	57	60
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (a)(b)	10	11
2.5% 5/1/31 to 10/1/50	39,331	40,976
3% 8/1/27 to 4/1/51 (c)(d)(e)(f)	133,982	141,583
3.5% 7/1/32 to 6/1/50	98,257	104,515
4% 11/1/31 to 11/1/49	14,062	15,347
4.5% 5/1/25 to 9/1/49	10,878	12,031
5% 8/1/23 to 2/1/49	3,954	4,480
5.26% 8/1/41 (a)	299	339
6.5% 12/1/23 to 5/1/38	244	282
6.594% 2/1/39 (a)	189	211
7% to 7% 7/1/26 to 5/1/30	244	279
7.5% to 7.5% 8/1/22 to 9/1/32	220	259
8% 12/1/29 to 3/1/37	11	13
8.5% 2/1/22 to 3/1/23	1	1
9% 10/1/30	41	49
		321,386
Freddie Mac - 14.8%
12 month U.S. LIBOR + 1.500% 1.91% 3/1/36 (a)(b)	70	74
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (a)(b)	17	17
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (a)(b)	239	252
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (a)(b)	69	73
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (a)(b)	6	6
12 month U.S. LIBOR + 1.890% 2.536% 10/1/42 (a)(b)	33	35
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (a)(b)	135	143
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (a)(b)	35	37
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (a)(b)	60	64
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (a)(b)	8	8
6 month U.S. LIBOR + 2.020% 2.269% 6/1/37 (a)(b)	165	174
6 month U.S. LIBOR + 2.680% 2.932% 10/1/35 (a)(b)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.731% 5/1/34 (a)(b)	2	2
2.5% 6/1/31 to 11/1/50	23,883	24,845
3% 4/1/32 to 6/1/50	69,026	72,939
3.5% 3/1/32 to 6/1/50	59,417	63,608
3.5% 8/1/47	50	53
4% 1/1/36 to 6/1/48	29,209	31,881
4% 4/1/48	32	34
4.5% 7/1/25 to 12/1/48	9,701	10,732
5% 7/1/33 to 7/1/41	1,209	1,373
5.5% 6/1/22	15	15
6% 3/1/24 to 9/1/36	508	590
6.5% 6/1/21 to 9/1/39	610	703
7% 3/1/26 to 9/1/36	333	386
7.5% 1/1/27 to 7/1/34	490	573
		208,622
Ginnie Mae - 39.9%
3% 6/15/42 to 11/20/50	42,875	44,868
3.5% 9/20/40 to 6/20/50	104,023	109,809
4% 7/20/33 to 5/20/49	33,918	36,862
4.5% 8/15/33 to 9/20/46	8,326	9,415
5.5% 12/15/38 to 9/15/39	221	258
6.5% 10/15/34 to 7/15/36	90	105
7% to 7% 2/15/24 to 4/20/32	289	332
7.5% to 7.5% 2/15/22 to 12/15/29	50	57
8% 11/15/21 to 10/15/25	22	24
8.5% 11/15/27 to 10/15/28	27	31
2% 3/20/51 to 4/20/51	20,389	20,764
2% 6/1/51 (g)	20,550	20,904
2% 6/1/51 (g)	16,200	16,479
2% 6/1/51 (g)	8,100	8,240
2% 6/1/51 (g)	6,050	6,154
2% 6/1/51 (g)	4,050	4,120
2% 6/1/51 (g)	1,300	1,322
2% 6/1/51 (g)	16,650	16,937
2% 6/1/51 (g)	6,700	6,816
2% 7/1/51 (g)	5,650	5,738
2% 7/1/51 (g)	3,750	3,808
2% 7/1/51 (g)	9,450	9,596
2% 7/1/51 (g)	22,750	23,102
2% 7/1/51 (g)	13,250	13,455
2.5% 1/20/51 to 3/20/51	38,595	40,026
2.5% 6/1/51 (g)	6,350	6,577
2.5% 6/1/51 (g)	8,000	8,286
2.5% 6/1/51 (g)	19,450	20,145
2.5% 6/1/51 (g)	750	777
2.5% 6/1/51 (g)	6,950	7,198
2.5% 6/1/51 (g)	5,350	5,541
3% 6/1/51 (g)	8,500	8,868
3% 6/1/51 (g)	3,300	3,443
3% 6/1/51 (g)	6,300	6,573
3% 6/1/51 (g)	10,450	10,903
3% 7/1/51 (g)	9,950	10,378
3% 7/1/51 (g)	8,175	8,526
3% 7/1/51 (g)	6,850	7,144
3% 7/1/51 (g)	10,000	10,430
3.5% 6/1/51 (g)	4,800	5,049
3.5% 6/1/51 (g)	2,900	3,050
3.5% 6/1/51 (g)	700	736
3.5% 6/1/51 (g)	1,400	1,473
3.5% 6/1/51 (g)	1,600	1,683
3.5% 6/1/51 (g)	7,700	8,099
3.5% 7/1/51 (g)	4,950	5,209
3.5% 7/1/51 (g)	600	631
4% 6/1/51 (g)	18,300	19,422
5% 9/20/33 to 4/20/48	2,355	2,675
		562,038
Uniform Mortgage Backed Securities - 41.8%
1.5% 6/1/36 (g)	11,675	11,819
1.5% 6/1/36 (g)	11,700	11,844
2% 6/1/51 (g)	17,500	17,682
2% 6/1/51 (g)	3,650	3,688
2% 6/1/51 (g)	6,200	6,264
2% 6/1/51 (g)	17,500	17,682
2% 6/1/51 (g)	18,850	19,046
2% 6/1/51 (g)	13,650	13,792
2% 6/1/51 (g)	14,700	14,852
2% 6/1/51 (g)	8,725	8,816
2% 6/1/51 (g)	8,200	8,285
2% 6/1/51 (g)	8,675	8,765
2% 7/1/51 (g)	21,150	21,321
2% 7/1/51 (g)	17,050	17,188
2% 7/1/51 (g)	21,300	21,473
2.5% 6/1/51 (g)	13,300	13,771
2.5% 6/1/51 (g)	7,300	7,559
2.5% 6/1/51 (g)	1,300	1,346
2.5% 6/1/51 (g)	9,800	10,147
2.5% 6/1/51 (g)	31,900	33,030
2.5% 6/1/51 (g)	9,550	9,888
2.5% 6/1/51 (g)	7,950	8,232
2.5% 6/1/51 (g)	11,350	11,752
2.5% 7/1/51 (g)	10,900	11,260
3% 6/1/51 (g)	34,450	35,979
3% 6/1/51 (g)	1,200	1,253
3% 6/1/51 (g)	1,300	1,358
3% 6/1/51 (g)	1,375	1,436
3.5% 6/1/51 (g)	40,500	42,751
3.5% 6/1/51 (g)	1,100	1,161
3.5% 6/1/51 (g)	2,300	2,428
3.5% 6/1/51 (g)	3,650	3,853
3.5% 6/1/51 (g)	3,350	3,536
3.5% 6/1/51 (g)	7,300	7,706
3.5% 6/1/51 (g)	29,450	31,087
3.5% 6/1/51 (g)	23,550	24,859
3.5% 6/1/51 (g)	19,425	20,505
3.5% 6/1/51 (g)	16,325	17,233
3.5% 7/1/51 (g)	32,900	34,750
3.5% 7/1/51 (g)	21,800	23,026
3.5% 7/1/51 (g)	24,050	25,402
		587,825
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,670,707)		1,679,871

Asset-Backed Securities - 1.1%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (h)	$450	$451
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (h)	1,944	1,965
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4416% 10/25/37 (a)(b)(h)	1,565	1,573
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (h)	709	716
Series 2019-P1 Class A, 2.94% 7/15/26 (h)	41	41
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (h)	1,267	1,268
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(h)	841	841
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5109% 9/15/23 (a)(b)(h)	325	325
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)(i)	21	19
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (h)	330	340
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (h)	1,010	1,012
Series 2020-1A Class A1, 1.2686% 9/25/30 (h)	1,082	1,081
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 0.9758% 7/25/25 (a)(b)	31	31
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (g)(h)	2,000	2,014
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7395% 3/25/58 (a)(h)	1,329	1,408
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (h)	152	152
Series 2021-2 Class A, 0.91% 6/20/31 (h)	2,086	2,089
TOTAL ASSET-BACKED SECURITIES
(Cost $15,177)		15,326

Collateralized Mortgage Obligations - 3.2%
Private Sponsor - 0.9%
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (h)	$17	$17
Series 2012-RR5 Class 8A5, 0.5159% 7/26/36 (a)(h)	34	34
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(h)	872	873
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (h)	999	999
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (h)	702	703
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(h)	932	933
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3994% 5/27/37 (a)(b)(h)	848	832
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(h)(i)	141	0
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (h)	436	442
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5493% 2/20/49 (a)(b)	1,039	1,049
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (a)(b)(h)	351	351
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(h)	2,972	3,035
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (h)	19	19
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (h)	1,400	1,385
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(h)	994	996
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7316% 9/25/43 (a)(b)	938	919
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.698% 9/25/33 (a)	128	127
		12,714
U.S. Government Agency - 2.3%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.0084% 12/25/33 (a)(j)(k)	93	24
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	134	149
Series 1999-32 Class PL, 6% 7/25/29	145	161
Series 1999-33 Class PK, 6% 7/25/29	105	117
Series 2001-52 Class YZ, 6.5% 10/25/31	15	17
Series 2005-39 Class TE, 5% 5/25/35	227	254
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3118% 8/25/35 (a)(k)	10	13
Series 2012-149:
Class DA, 1.75% 1/25/43	108	111
Class GA, 1.75% 6/25/42	117	120
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	138	155
Series 2001-31 Class ZC, 6.5% 7/25/31	55	63
Series 2002-16 Class ZD, 6.5% 4/25/32	25	29
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4584% 11/25/32 (a)(j)(k)	48	7
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	103	6
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5484% 12/25/36 (a)(j)(k)	67	16
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3484% 5/25/37 (a)(j)(k)	34	8
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5406% 9/25/23 (a)(k)	4	4
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.0084% 3/25/33 (a)(j)(k)	23	5
Series 2005-79 Class ZC, 5.9% 9/25/35	187	211
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.0702% 6/25/37 (a)(k)	122	252
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (a)(k)	32	59
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2584% 3/25/38 (a)(j)(k)	177	36
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9584% 12/25/40 (a)(j)(k)	174	33
Class ZA, 4.5% 12/25/40	74	81
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	116	6
Series 2010-150 Class ZC, 4.75% 1/25/41	684	762
Series 2010-95 Class ZC, 5% 9/25/40	1,446	1,607
Series 2011-4 Class PZ, 5% 2/25/41	246	295
Series 2011-67 Class AI, 4% 7/25/26 (j)	33	2
Series 2011-83 Class DI, 6% 9/25/26 (j)	10	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	409	33
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5584% 12/25/30 (a)(j)(k)	103	9
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4584% 6/25/41 (a)(j)(k)	101	8
Series 2013-133 Class IB, 3% 4/25/32 (j)	220	11
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9584% 1/25/44 (a)(j)(k)	131	24
Series 2013-51 Class GI, 3% 10/25/32 (j)	138	10
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6284% 6/25/35 (a)(j)(k)	184	35
Series 2015-42 Class IL, 6% 6/25/45 (j)	727	142
Series 2015-70 Class JC, 3% 10/25/45	918	974
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	407	81
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(j)	53	12
Series 351:
Class 12, 5.5% 4/25/34 (a)(j)	33	6
Class 13, 6% 3/25/34 (j)	46	9
Series 359 Class 19, 6% 7/25/35 (a)(j)	28	6
Series 384 Class 6, 5% 7/25/37 (j)	96	17
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	155	173
Series 2104 Class PG, 6% 12/15/28	47	52
Series 2121 Class MG, 6% 2/15/29	61	67
Series 2154 Class PT, 6% 5/15/29	116	129
Series 2162 Class PH, 6% 6/15/29	16	17
Series 2520 Class BE, 6% 11/15/32	92	106
Series 2693 Class MD, 5.5% 10/15/33	1,509	1,713
Series 2802 Class OB, 6% 5/15/34	241	271
Series 3002 Class NE, 5% 7/15/35	145	162
Series 3189 Class PD, 6% 7/15/36	128	150
Series 3415 Class PC, 5% 12/15/37	44	49
Series 3786 Class HI, 4% 3/15/38 (j)	44	0
Series 3806 Class UP, 4.5% 2/15/41	301	334
Series 3832 Class PE, 5% 3/15/41	625	699
Series 4135 Class AB, 1.75% 6/15/42	88	90
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	22	24
Series 2135 Class JE, 6% 3/15/29	82	91
Series 2274 Class ZM, 6.5% 1/15/31	47	53
Series 2281 Class ZB, 6% 3/15/30	31	34
Series 2357 Class ZB, 6.5% 9/15/31	91	105
Series 2502 Class ZC, 6% 9/15/32	89	101
Series 3871 Class KB, 5.5% 6/15/41	540	630
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4991% 2/15/36 (a)(j)(k)	41	8
Series 1658 Class GZ, 7% 1/15/24	51	54
Series 2013-4281 Class AI, 4% 12/15/28 (j)	212	9
Series 2017-4683 Class LM, 3% 5/15/47	819	867
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0991% 11/15/31 (a)(j)(k)	264	34
Series 2587 Class IM, 6.5% 3/15/33 (j)	45	9
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.1443% 8/15/24 (a)(k)	0	0
Class SD, 86.400% - 1 month U.S. LIBOR 85.1385% 8/15/24 (a)(k)	0	0
Series 2933 Class ZM, 5.75% 2/15/35	416	474
Series 2935 Class ZK, 5.5% 2/15/35	515	587
Series 2947 Class XZ, 6% 3/15/35	228	264
Series 2996 Class ZD, 5.5% 6/15/35	301	348
Series 3237 Class C, 5.5% 11/15/36	413	471
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5591% 11/15/36 (a)(j)(k)	146	34
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6491% 3/15/37 (a)(j)(k)	212	52
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6591% 4/15/37 (a)(j)(k)	297	68
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4791% 6/15/37 (a)(j)(k)	130	27
Series 3949 Class MK, 4.5% 10/15/34	103	114
Series 3955 Class YI, 3% 11/15/21 (j)	17	0
Series 4055 Class BI, 3.5% 5/15/31 (j)	213	11
Series 4149 Class IO, 3% 1/15/33 (j)	70	8
Series 4314 Class AI, 5% 3/15/34 (j)	76	5
Series 4427 Class LI, 3.5% 2/15/34 (j)	455	38
Series 4471 Class PA 4% 12/15/40	656	703
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	61	69
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,127	1,228
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	295	320
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5891% 6/16/37 (a)(j)(k)	70	15
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 7/20/60 (a)(b)(l)	164	165
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4104% 9/20/60 (a)(b)(l)	201	201
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4104% 8/20/60 (a)(b)(l)	199	199
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 4/20/61 (a)(b)(l)	70	71
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7604% 5/20/61 (a)(b)(l)	5	5
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.4993% 1/20/49 (a)(b)	272	274
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5993% 10/20/49 (a)(b)	508	511
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5493% 12/20/49 (a)(b)	2,218	2,233
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.4993% 5/20/49 (a)(b)	225	227
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5993% 8/20/49 (a)(b)	731	738
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4993% 3/20/50 (a)(b)	2,101	2,110
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8015% 12/20/40 (a)(k)	633	742
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	45	4
Series 2016-69 Class WA, 3% 2/20/46	364	386
Series 2017-134 Class BA, 2.5% 11/20/46	143	149
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	218	243
Series 2010-160 Class DY, 4% 12/20/40	1,177	1,277
Series 2010-170 Class B, 4% 12/20/40	264	287
Series 2017-139 Class BA, 3% 9/20/47	1,573	1,680
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3991% 5/16/34 (a)(j)(k)	130	25
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0991% 8/17/34 (a)(j)(k)	45	10
Series 2011-52 Class HI, 7% 4/16/41 (j)	522	101
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5991% 6/16/42 (a)(j)(k)	234	49
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5343% 4/20/39 (a)(k)	30	32
Class ST, 8.800% - 1 month U.S. LIBOR 8.6677% 8/20/39 (a)(k)	15	15
Series 2013-149 Class MA, 2.5% 5/20/40	1,275	1,316
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	58	59
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (a)(b)(l)	2,548	2,524
		32,480
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,261)		45,194

Commercial Mortgage Securities - 6.5%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (a)(b)(h)	959	973
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (h)	525	546
Series 2019-BPR Class BNM, 3.465% 11/5/32 (h)	118	114
BANK Series 2021-BN33 Class XA, 1.1766% 5/15/64 (a)(j)	7,342	606
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7858% 12/15/62 (a)(j)	7,279	345
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (a)(b)(h)	550	558
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (a)(b)(h)	390	390
Class B, 1 month U.S. LIBOR + 1.250% 1.3509% 11/15/36 (a)(b)(h)	500	500
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(h)	1,300	1,301
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8821% 9/10/58 (a)(j)	16,718	541
Series 2016-P6 Class XA, 0.7642% 12/10/49 (a)(j)	17,245	415
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (h)	304	317
Series 2014-CR20 Class XA, 1.0046% 11/10/47 (a)(j)	3,924	113
Series 2014-LC17 Class XA, 0.7204% 10/10/47 (a)(j)	12,944	253
Series 2014-UBS6 Class XA, 0.885% 12/10/47 (a)(j)	10,204	250
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.981% 12/15/31 (a)(b)(h)	699	699
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (h)	672	700
Freddie Mac:
floater:
Series 2021-F108 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.250% 0.26% 2/25/31 (a)(b)	7,700	7,707
Series 2021-F109 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.240% 0.25% 3/25/31 (a)(b)	6,600	6,605
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (a)(b)	6,100	6,104
Series 2021-F111 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.240% 0.25% 3/25/31 (a)(b)	5,000	5,004
Series 2021-F112 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.250% 0.24% 4/25/31 (a)(b)	6,200	6,204
sequential payer:
Series 2021-K126 Class A2, 2.074% 1/25/31	3,556	3,690
Series 2021-K127 Class A2, 2.108% 1/25/31	13,400	13,931
Series 2021-K128 Class A2, 2.02% 3/25/31	2,600	2,683
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.551% 9/15/31 (a)(b)(h)	9,113	8,952
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2% 10/15/31 (a)(b)(h)	562	563
Series 2014-GC20 Class XA, 0.9952% 4/10/47 (a)(j)	3,366	79
Series 2015-GC34 Class XA, 1.2208% 10/10/48 (a)(j)	8,168	357
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	741
Series 2014-C19 Class XA, 0.7365% 4/15/47 (a)(j)	3,393	55
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	200	205
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (h)	899	950
Class XAFX, 1.116% 7/5/33 (a)(h)(j)	7,720	165
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(h)	1,443	1,444
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.9018% 4/15/38 (a)(b)(h)	7,000	7,002
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0522% 10/15/48 (a)(j)	9,765	358
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.951% 8/15/33 (a)(b)(h)	2,179	2,175
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (h)	1,140	1,200
Series 2019-MEAD Class B, 3.1771% 11/10/36 (a)(h)	165	170
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (a)(b)(h)	407	406
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0259% 12/15/50 (a)(j)	12,937	650
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8881% 4/10/46 (a)(b)(h)	1,180	1,177
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (a)(b)(h)	925	927
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	900	951
Series 2015-C31 Class XA, 0.9716% 11/15/48 (a)(j)	8,417	303
Series 2017-C42 Class XA, 0.8798% 12/15/50 (a)(j)	15,400	744
Series 2018-C46 Class XA, 0.9374% 8/15/51 (a)(j)	10,171	465
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8528% 11/15/47 (a)(j)	6,102	154
Series 2014-LC14 Class XA, 1.258% 3/15/47 (a)(j)	6,239	174
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $90,880)		90,916
	Shares	Value (000s)

Money Market Funds - 31.9%
Fidelity Cash Central Fund 0.03% (m)
(Cost $449,109)	449,018,867	449,109

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	17,600	$1,310
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	17,600	16
TOTAL PURCHASED SWAPTIONS
(Cost $822)			1,326
TOTAL INVESTMENT IN SECURITIES - 162.1%
(Cost $2,270,956)			2,281,742
NET OTHER ASSETS (LIABILITIES) - (62.1)%			(874,205)
NET ASSETS - 100%			$1,407,537

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 6/1/51	$(5,650)	$(5,747)
2% 6/1/51	(3,750)	(3,815)
2% 6/1/51	(9,450)	(9,613)
2% 6/1/51	(22,750)	(23,142)
2% 6/1/51	(13,250)	(13,479)
2.5% 6/1/51	(19,450)	(20,145)
3% 6/1/51	(6,850)	(7,147)
3.5% 6/1/51	(4,950)	(5,207)
3.5% 6/1/51	(600)	(631)

TOTAL GINNIE MAE		(88,926)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(8,300)	(8,402)
1.5% 6/1/36	(15,075)	(15,261)
2% 6/1/51	(21,150)	(21,369)
2% 6/1/51	(5,500)	(5,557)
2% 6/1/51	(17,500)	(17,682)
2% 6/1/51	(3,650)	(3,688)
2% 6/1/51	(17,050)	(17,227)
2% 6/1/51	(21,300)	(21,521)
2.5% 6/1/51	(8,200)	(8,491)
2.5% 6/1/51	(2,300)	(2,381)
2.5% 6/1/51	(11,900)	(12,322)
2.5% 6/1/51	(10,900)	(11,286)
2.5% 6/1/51	(6,200)	(6,420)
2.5% 6/1/51	(17,100)	(17,706)
3% 6/1/51	(37,125)	(38,772)
3.5% 6/1/51	(7,200)	(7,600)
3.5% 6/1/51	(32,900)	(34,729)
3.5% 6/1/51	(21,800)	(23,012)
3.5% 6/1/51	(24,050)	(25,387)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(298,813)

TOTAL TBA SALE COMMITMENTS
(Proceeds $387,644)		$(387,739)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.37% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/11/26	10,000	$(311)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.5175% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	9,000	(250)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	22,200	(1,271)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 2.3725% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	3,000	(93)

TOTAL PUT SWAPTIONS			(1,925)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.37% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/11/26	10,000	(351)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.5175% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	9,000	(352)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	22,200	(288)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 2.3725% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	3,000	(105)

TOTAL CALL SWAPTIONS			(1,096)

TOTAL WRITTEN SWAPTIONS			$(3,021)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	54	Sept. 2021	$7,125	$1	$1
CBOT Long Term U.S. Treasury Bond Contracts (United States)	364	Sept. 2021	56,977	270	270

TOTAL PURCHASED					271

Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	463	Sept. 2021	102,200	(48)	(48)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	122	Sept. 2021	15,110	(30)	(30)

TOTAL SOLD					(78)

TOTAL FUTURES CONTRACTS					$193

The notional amount of futures purchased as a percentage of Net Assets is 4.6%

The notional amount of futures sold as a percentage of Net Assets is 8.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$19,150	$(183)	$0	$(183)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,270	(22)	(31)	(53)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,210	(12)	(33)	(45)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,200	(21)	(24)	(45)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,100	(10)	4	(6)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,200	(40)	(32)	(72)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,880	(24)	(4)	(28)

TOTAL CREDIT DEFAULT SWAPS						$(312)	$(120)	$(432)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$37,381	$52	$0	$52
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	11,075	57	0	57
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	8,049	36	0	36
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	837	(8)	0	(8)

TOTAL INTEREST RATE SWAPS							$137	$0	$137

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,093,000.

 (d) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $789,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,094,000.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $178,000.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,143,000 or 4.1% of net assets.

 (i) Level 3 security

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$173
Total	$173

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset back securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.